Share-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Share Activity
The restricted share activity for the six months ended March 31, 2025 is summarized as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted shares unvested at September 30, 2024	975,415	$1.83
Granted	35,000	$1.03
Vested	(4,000)	$1.03
Forfeited	(29,575)	$1.88

Restricted shares unvested at March 31, 2025	976,840	$1.80

The restricted stock activity for our years ended September 30, 2024, 2023, and 2022 is summarized as follows:

2018 Plan	Number of Shares	Weighted- Average Grant Date Fair Value
Restricted shares unvested at September 30, 2021	1,006,206	$6.22
Granted	718,959	$3.20
Vested	(455,303)	$6.13
Forfeited	(97,369)	$2.97

Restricted shares unvested at September 30, 2022	1,172,493	$4.43
Granted	495,087	$2.43
Vested	(585,755)	$4.58
Forfeited	(344,934)	$4.05

Restricted shares unvested at September 30, 2023	736,891	$3.35
Granted	738,998	$1.55
Vested	(448,726)	$3.82
Forfeited	(51,748)	$2.21

Restricted shares unvested at September 30, 2024	975,415	$1.83